Consolidated Statements of Equity - USD ($)	Common Stock	Accumulated Distributions in Excess of Net Income	Limited Partner [Member]	Limited Partner [Member] Limited Partners' Capital Account [Member]	Limited Partner [Member] General Partners' Capital Account [Member]	Limited Partner [Member] Total Partnership Capital [Member]	Limited Partner [Member] AOCI Attributable to Noncontrolling Interest [Member]	Limited Partner [Member] Redeemable Stock	Limited Partner [Member] Accumulated Distributions in Excess of Net Income	Parent Company [Member]	Parent Company [Member] Preferred Stock Including Additional Paid in Capital [Member]	Parent Company [Member] Preferred Stock [Member]	Parent Company [Member] Common Stock	Parent Company [Member] Common Stock Including Additional Paid in Capital [Member]	Parent Company [Member] Additional Paid-in Capital	Parent Company [Member] Accumulated Distributions in Excess of Net Income	Parent Company [Member] Noncontrolling Interest	Parent Company [Member] Redeemable Stock	Parent Company [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Stockholders' Equity, Total [Member] Limited Partner [Member]	Stockholders' Equity, Total [Member] Parent Company [Member]
Shares, Outstanding at Dec. 31, 2014													75,180,000
Common stock shares issued (shares)													116,000
Common stock repurchased and retired (shares)													13,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period													7,000
Stock Issued During Period, Shares, Conversion of Units													28,000
Shares, Outstanding at Dec. 31, 2015													75,318,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2014													$ 752,000		$ 3,619,270,000	$ (729,086,000)	$ 161,287,000		$ (412,000)		$ 3,051,811,000
Net Income Attributable to Parent																332,287,000
Net Income Attributable to Noncontrolling Interest																	18,458,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 350,745,000			$ 350,745,000				$ 350,745,000											350,745,000
Other comprehensive income - derivative instruments (cash flow hedges)						(1,242,000)	$ (1,242,000)										(65,000)		(1,177,000)		(1,242,000)
Issuance and registration of common shares													1,000		621,000		0	$ 924,000			622,000
Shares repurchased and retired													0		(958,000)						(958,000)
Exercise of stock options													0		420,000						420,000
Shares issued in exchange for units													0		1,121,000		(1,121,000)				0
Redeemable stock fair market value					$ 1,415,000	1,415,000		$ 1,415,000								(1,415,000)		1,415,000			(1,415,000)
Adjustment for Noncontrolling Interest Ownership in operating partnership				$ 164,000	(164,000)	0									(252,000)		252,000				0
Amortization of unearned compensation					6,852,000	6,852,000									6,852,000						6,852,000
Payments of Ordinary Dividends, Noncontrolling Interest										12,898,000
Dividends, Preferred Stock, Cash			0							0
Dividends on common stock																(235,927,000)					(235,927,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2015													$ 753,000		3,627,074,000	(634,141,000)	165,726,000		(1,589,000)		3,157,823,000
Redeemable stock at Dec. 31, 2014								5,911,000										5,911,000
Redeemable stock at Dec. 31, 2015								8,250,000										8,250,000
Partners' Capital at Dec. 31, 2014				161,310,000	2,890,858,000	3,051,792,000	(376,000)
Net Income (Loss) Allocated to Limited Partners				18,458,000
Net Income (Loss) Allocated to General Partners					332,287,000
Issuance of units				0	622,000	622,000		924,000
Units repurchased and retired					(958,000)	(958,000)
Exercise of unit options					420,000	420,000
General partnership units issued in exchange for limited partnership units				(1,121,000)	(1,121,000)	0
Distributions				(13,085,000)	(235,927,000)	(249,012,000)
Partners' Capital at Dec. 31, 2015				165,726,000	2,993,696,000	3,157,804,000	(1,618,000)
Dividends on noncontrolling interest units																	(13,085,000)				(13,085,000)
Common stock shares issued (shares)													38,097,000
Common stock repurchased and retired (shares)													23,000
Stock Issued During Period, Shares, Conversion of Units													23,000
Shares, Outstanding at Dec. 31, 2016													113,415,000
Net Income Attributable to Parent																212,222,000
Net Income Attributable to Noncontrolling Interest																	12,180,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			224,402,000			224,402,000				224,402,000		$ 0									224,402,000
Other comprehensive income - derivative instruments (cash flow hedges)						2,864,000	2,864,000					0					131,000		2,733,000		2,864,000
Issuance and registration of common shares											$ 64,824,000	0	$ 380,000	$ 3,406,150,000			72,759,000	1,240,000			3,479,289,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants																					64,833,000
Shares repurchased and retired	$ 0											0			(2,019,000)						(2,019,000)
Shares issued in exchange for units	$ 0											0			902,000		(902,000)				0
Redeemable stock fair market value					705,000	705,000		705,000				0				705,000		705,000			(705,000)
Adjustment for Noncontrolling Interest Ownership in operating partnership				323,000	(323,000)	0						0			(192,000)		192,000				0
Amortization of unearned compensation					12,151,000	12,151,000						0			12,151,000						12,151,000
Payments of Ordinary Dividends				(226,000)		(226,000)
Payments of Ordinary Dividends, Noncontrolling Interest										13,850,000							(226,000)				(226,000)
Dividends, Preferred Stock, Cash		$ 307,000	924,000			(307,000)			$ 307,000	924,000						307,000					307,000
Dividends on common stock												0				(284,548,000)					(284,548,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2016										6,639,795,000			$ 1,133,000		7,109,012,000	(707,479,000)	235,976,000		1,144,000		6,642,101,000
Redeemable stock at Dec. 31, 2016			10,073,000					10,073,000		$ 10,073,000								10,073,000
Net Income (Loss) Allocated to Limited Partners				12,180,000
Net Income (Loss) Allocated to General Partners					211,915,000
Issuance of units			64,833,000	72,759,000	3,406,530,000	3,544,122,000		1,240,000
Units repurchased and retired					(2,019,000)	(2,019,000)
General partnership units issued in exchange for limited partnership units				902,000	(902,000)	0
Partnership units issued in exchange for redeemable units					(122,000)	(122,000)		122,000							(122,000)			(122,000)			(122,000)
Distributions				(13,884,000)	(284,548,000)	(298,432,000)
Partners' Capital at Dec. 31, 2016				235,976,000	6,337,721,000	6,642,082,000	1,246,000
Dividends on noncontrolling interest units												$ 0					(13,884,000)				(13,884,000)
Preferred Stock, Shares Outstanding										867,846		868,000
Preferred Stock, Value, Outstanding										$ 9,000		$ 9,000
Noncontrolling Interest in Joint Ventures			(2,306,000)			2,306,000				(2,306,000)											(2,306,000)
Common stock shares issued (shares)													137,000
Common stock repurchased and retired (shares)													51,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period													10,000
Stock Issued During Period, Shares, Conversion of Units													29,000
Shares, Outstanding at Dec. 31, 2017													113,540,000
Net Income Attributable to Parent																328,379,000
Net Income Attributable to Noncontrolling Interest																	12,157,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			340,536,000			340,536,000				340,536,000		0									340,536,000
Other comprehensive income - derivative instruments (cash flow hedges)						1,049,000	1,049,000					0					36,000		1,013,000		1,049,000
Issuance and registration of common shares											$ 2,007,000	0	$ 1,000	$ 615,000			0	1,588,000			616,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants																					2,007,000
Shares repurchased and retired												0	0		(4,782,000)						(4,782,000)
Exercise of stock options													0		218,000						218,000
Shares issued in exchange for units												0	0		1,602,000		(1,602,000)				0
Stock Issued in Exchange for Redeemable Stock															1,482,000			(1,482,000)			1,482,000
Redeemable stock fair market value					229,000	229,000		229,000				0				229,000		229,000			(229,000)
Adjustment for Noncontrolling Interest Ownership in operating partnership				(6,000)	6,000	0						0			42,000		(42,000)				0
Amortization of unearned compensation					10,802,000	10,802,000						0			10,916,000	(114,000)					10,802,000
Payments of Ordinary Dividends, Noncontrolling Interest										14,654,000
Dividends, Preferred Stock, Cash			3,688,000						3,688,000	3,688,000						3,688,000				$ (3,688,000)	(3,688,000)
Dividends on common stock												0				(401,369,000)					(401,369,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2017										6,571,588,000			$ 1,134,000		$ 7,121,112,000	$ (784,500,000)	231,676,000		$ 2,157,000		6,573,894,000
Redeemable stock at Dec. 31, 2017			10,408,000					10,408,000		$ 10,408,000								$ 10,408,000
Net Income (Loss) Allocated to Limited Partners				12,157,000
Net Income (Loss) Allocated to General Partners					324,691,000
Issuance of units				0	616,000	2,623,000		1,588,000	2,007,000
Units repurchased and retired					(4,782,000)	(4,782,000)
Exercise of unit options					218,000	218,000
General partnership units issued in exchange for limited partnership units				1,602,000	(1,602,000)	0
Partnership units issued in exchange for redeemable units					(1,482,000)	(1,482,000)		$ 1,482,000
Distributions				(14,849,000)	(401,369,000)	(416,218,000)
Partners' Capital at Dec. 31, 2017				$ 231,676,000	$ 6,270,758,000	$ 6,573,875,000	$ 2,295,000		$ 66,840,000
Dividends on noncontrolling interest units												$ 0					$ (14,849,000)				$ (14,849,000)
Preferred Stock, Shares Outstanding										867,846		868,000
Preferred Stock, Value, Outstanding										$ 9,000		$ 9,000
Noncontrolling Interest in Joint Ventures			$ (2,306,000)							$ (2,306,000)